Earnings per share/ADS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions			12 Months Ended
		Jul. 30, 2019	Mar. 31, 2020 CNY (¥) ¥ / shares shares		Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares		Mar. 31, 2018 CNY (¥) ¥ / shares shares		Jul. 29, 2019
Earnings per share/ADS
Ratio of share subdivision		8
ADS ratio		8								1
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share - basic			¥ 149,263		$ 21,080	¥ 87,600		¥ 63,985
Dilution effect arising from share based awards issued by subsidiaries and equity investees | ¥			(48)			(42)		(21)
Net income attributable to ordinary shareholders for computing net income per ordinary share - diluted | ¥			¥ 149,215			¥ 87,558		¥ 63,964
Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share - basic (million shares)	[1],[2]		21,017		21,017	20,640		20,425
Adjustments for dilutive RSUs and share options (million shares)	[2]		329		329	348		456
Weighted average number of shares used in calculating net income per ordinary share - diluted (million shares)	[1],[2]		21,346		21,346	20,988		20,881
Net income per ordinary share - basic | (per share)	[1]		¥ 7.10	[2]	$ 1.00	¥ 4.24	[2]	¥ 3.13	[2]
Net income per ordinary share - diluted | (per share)	[1]		6.99	[2]	0.99	4.17	[2]	3.06	[2]
Earnings per ADS
Net income per ADS - basic | (per share)			56.82		8.02	33.95		25.06
Net income per ADS - diluted | (per share)			¥ 55.93		$ 7.90	¥ 33.38		¥ 24.51

[1]	Note: Basic and diluted earnings per share and the number of shares for the years ended March 31, 2018 and 2019 have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on July 30, 2019 as detailed in Note 2(a).
[2]	Note: Basic and diluted net income per ordinary share, weighted average number of shares and the adjustments for dilutive RSUs and share options for the years ended March 31, 2018 and 2019 have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on July 30, 2019 as detailed in Note 2(a).